CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock	Preferred Stock Series B	Common Stock	Common Stock, Subscribed	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest	Total
Beginning balance, Amount at Dec. 31, 2015	$ 80,000		$ 164,144,501
Beginning balance, Shares at Dec. 31, 2015	16,000		164,145	100,000	9,667,934	(13,230,883)		(3,282,804)
Common stock issued for services rendered, Amount			$ 8,560		$ 314,501			$ 323,061
Common stock issued for services rendered, Shares			8,560,000
Series B preferred stock issued for services rendered, Amount		$ 5,616						5,616
Series B preferred stock issued for services rendered, Shares		160,000
Common stock issued in settlement of related party accounts payable, Amount			$ 3,000		77,433			80,433
Common stock issued in settlement of related party accounts payable, Shares			3,000,000
Common stock issued in connection with convertible debt, Amount			$ 800		29,200			30,000
Common stock issued in connection with convertible debt, Shares			800,000
Common stock issued in consideration of loan extension, Amount			$ 300		17,670			17,970
Common stock issued in consideration of loan extension, Shares			300,000
Sale of common stock, Amount			$ 5,000		95,000			100,000
Sale of common stock, Shares			5,000,000
Change in fair value of modifications of options					53,858			53,858
Fair value of vested options					183,249			183,249
Reclassify fair value of debt derivative at payoff of note payable					262,271			262,271
Net loss						$ (5,903,982)		(5,903,982)
Ending balance, Amount at Dec. 31, 2016	$ 16,000	$ 5,616	$ 181,805	$ 100,000	10,701,116	(19,134,865)		(8,130,328)
Ending balance, Shares at Dec. 31, 2016	80,000	160,000	181,804,501
Common stock issued for services rendered, Amount			$ 4,953		426,375			431,328
Common stock issued for services rendered, Shares			4,953,118
Common stock issued in settlement of convertible debt , Amount			$ 13,662		1,352,538			1,366,200
Common stock issued in settlement of convertible debt , Shares			13,662,000
Sale of common stock, Amount			$ 43,666		896,334			940,000
Sale of common stock, Shares			43,666,666
Common stock issuable for services rendered					80,000			80,000
Fair value of vested options					319,460			319,460
Reclassify fair value of debt derivative at payoff of note payable
Reclassify fair value of debt derivative at modification of note payable					30,806,073			30,806,073
Net loss						(29,705,669)		(29,705,669)
Ending balance, Amount at Dec. 31, 2017	$ 16,000	$ 5,616	$ 244,086	$ 100,000	44,581,896	(48,840,534)		(3,892,936)
Ending balance, Shares at Dec. 31, 2017	80,000	160,000	244,086,285
Common stock issued for services rendered, Amount			$ 750		110,660			$ 111,410
Common stock issued for services rendered, Shares			750,000					750,000
Sale of common stock, Amount			$ 1,250		148,750			$ 150,000
Sale of common stock, Shares			1,250,000
Effect of adoption of ASU 2017-11						175,975		175,975
Common stock issued for services accrued in 2017, Shares			1,000,000
Common stock issued for services accrued in 2017, Amount			$ 1,000		(1,000)
Common stock issued in connection with notes payable, Shares			100,000
Common stock issued in connection with notes payable, Amount			$ 100		25,400			25,500
Proceeds from common stock subscription				1,150,000				1,150,000
Stock based compensation					493,800			493,800
Net loss						(2,223,288)	(45)	(2,223,333)
Ending balance, Amount at Jun. 30, 2018	$ 16,000	$ 5,616	$ 247,186	$ 1,250,000	$ 45,359,506	$ (50,887,847)	$ (45)	$ (4,009,584)
Ending balance, Shares at Jun. 30, 2018	80,000	160,000	247,186,285